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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):   [x] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whitney Holdings LLC
Address:   177 Broad Street
           Stamford, CT 06901

13F File Number:  28-05743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel J. O'Brien
Title: Manager
Phone: 203-973-1440

Signature, Place, and Date of Signing:

/s/ Daniel J. O'Brien              Stamford, CT             February 9, 2005
-----------------------          -----------------         -------------------
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


13F File Number               Name

28-
   ---------------           ----------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        45

Form 13F Information Table Value Total:  $240,102 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE
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                              13F INFORMATION TABLE
                                December 31, 2004

Column 1                       Column 2    Column 3  Column 4 Column 5                Column 6      Column 7          Column 8

                               TITLE OF              VALUE    SHARES OR        PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  SH/PRN CALL  DISCRETION     MANAGERS    SOLE   SHARED   NONE
AFC ENTERPRISES, INC             COM       00104Q107  16,048    676,827    SH       SHARED-DEFINED    NONE     676,827
ALDILA INC                     COM NEW     014384200   2,125    139,980    SH       SHARED-DEFINED    NONE     139,980
AMX CORP                         COM       00180C105     824     50,000    SH       SHARED-DEFINED    NONE      50,000
ATP OIL AND GAS CORP             COM       00208J108      56      3,000    SH       SHARED-DEFINED    NONE       3,000
CHEROKEE INTL CORP               COM       164450108   9,323    970,126    SH       SHARED-DEFINED    NONE     970,126
CHIQUITA BRANDS INTL             COM       170032809  16,894    765,800    SH       SHARED-DEFINED    NONE     765,800
CONCORDE CAREER COLLEGES INC   COM NEW     20651H201   2,385    117,650    SH       SHARED-DEFINED    NONE     117,650
CORINTHIAN COLLEGES              COM       218868107     471     25,000    SH       SHARED-DEFINED    NONE      25,000
DECKERS OUTDOORS                 COM       243537107   4,699    100,000    SH       SHARED-DEFINED    NONE     100,000
DIGITAL ANGEL CORP               COM       253830103     432     55,900    SH       SHARED-DEFINED    NONE      55,900
EXIDE TECHNOLOGIES             COM NEW     302051206   2,343    170,000    SH       SHARED-DEFINED    NONE     170,000
FLANDERS CORP                    COM       338494107   1,469    152,994    SH       SHARED-DEFINED    NONE     152,994
GEAC COMPUTER CORP               COM       368289104   6,772    925,100    SH       SHARED-DEFINED    NONE     925,100
GEN TEK INC.                   COM NEW     37245X203   7,723    172,000    SH       SHARED-DEFINED    NONE     172,000
HEALTH MANGEMENT ASSOC, INC      CLA       421933102   2,906    127,900    SH       SHARED-DEFINED    NONE     127,900
HOLLY CORP                   COM PAR $0.01 435759305   1,912     68,600    SH       SHARED-DEFINED    NONE      68,600
HOT TOPIC, INC                   COM       441339108     934     54,359    SH       SHARED-DEFINED    NONE      54,359
IDT CORP                         COM       448947101   2,365    161,100    SH       SHARED-DEFINED    NONE     161,100
IDT CORP                         CLB       448947309  15,463    998,900    SH       SHARED-DEFINED    NONE     998,900
IMAX CORPORATION                 COM       45245E109   3,746    454,100    SH       SHARED-DEFINED    NONE     454,100
IONA TECHNOLOGIES PLC       SPONSORED ADR  46206P109     202     40,026    SH       SHARED-DEFINED    NONE      40,026
KADANT INC                       COM       48282T104   2,257    110,100    SH       SHARED-DEFINED    NONE     110,100
KIRKLANDS, INC.                  COM       497498105   2,384    193,943    SH       SHARED-DEFINED    NONE     193,943
KNOLOGY, INC.                    COM       499183804   6,182  1,585,123    SH       SHARED-DEFINED    NONE   1,585,123
MACE SECURITY INT'L            COM NEW     554335208      96     20,000    SH       SHARED-DEFINED    NONE      20,000
MAGELLAN HEALTH SERVICES INC   COM NEW     559079207       3         84    SH       SHARED-DEFINED    NONE          84
MAMMA.COM INC                    COM       56150Q102     187     30,000    SH       SHARED-DEFINED    NONE      30,000
MANNATECH INC                    COM       563771104   2,856    150,000    SH       SHARED-DEFINED    NONE     150,000
MANNING GREG AUCTIONS INC        COM       563823103     495     40,000    SH       SHARED-DEFINED    NONE      40,000
MCDERMOTT INTERNATIONAL INC.     COM       580037109  35,872  1,953,800    SH       SHARED-DEFINED    NONE   1,953,800
MGP INGREDIENTS INC              COM       55302G103   1,127    130,465    SH       SHARED-DEFINED    NONE     130,465
NEUROMETRIX INC                  COM       641255104  38,045  3,333,811    SH       SHARED-DEFINED    NONE   3,333,811
NMT MEDICAL, INC.                COM       629294109  12,295  2,504,010    SH       SHARED-DEFINED    NONE   2,504,010
ORBITAL SCIENCES CORP            COM       685564106     157     13,275    SH       SHARED-DEFINED    NONE      13,275
PAR PHARMACEUTICAL COS           COM       69888P106  10,887    263,100    SH       SHARED-DEFINED    NONE     263,100
PARKER DRILLING COMPNAY          COM       701081101     735    187,100    SH       SHARED-DEFINED    NONE     187,100
PINNACLE AIRL CORP               COM       723443107  10,079    723,000    SH       SHARED-DEFINED    NONE     723,000
PRIMUS TELECOMMUNICATIONS GR     COM       741929103     279     87,596    SH       SHARED-DEFINED    NONE      87,596
RITCHIE BROS. AUCTIONEERS        COM       767744105     331     10,000    SH       SHARED-DEFINED    NONE      10,000
STAKTEK HOLDINGS                 COM       85256P106   2,635    567,827    SH       SHARED-DEFINED    NONE     567,827
SUPERIOR ESSEX INC               COM       86815V105   6,155    327,500    SH       SHARED-DEFINED    NONE     327,500
SYMBION, INC.                    COM       871507109      28      1,248    SH       SHARED-DEFINED    NONE       1,248
TRANSTECHNOLOGY CORP             COM       893889105     953    170,829    SH       SHARED-DEFINED    NONE     170,829
UNITEDGLOBALCOM INC              CLA       913247508   4,999    517,525    SH       SHARED-DEFINED    NONE     517,525
VERITAS SOFTWARE CORP            COM       923436109   1,973     69,106    SH       SHARED-DEFINED    NONE      69,106